Investments in Unconsolidated Entities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 Investment
Schedule of Equity Method Investments [Line Items]
Number of equity investments	6
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	7.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	55.00%